Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Inventories [Abstract]
Crude oil	$ 7,537	$ 4,285
Materials and spares	5,789	7,162
Inventories	$ 13,326	$ 11,447